FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Amortized cost
Financial liabilities by category
Financial liabilities	$ 211,875,137	$ 152,771,707	$ 146,012,285
Fair value
Financial liabilities by category
Financial liabilities	1,686,643	2,861,511
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	57,742,516	41,031,148	27,708,830
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	104,948,345	103,556,730	91,017,133
Employee benefits and social security | Amortized cost
Financial liabilities by category
Financial liabilities	5,044,630	5,357,218	4,411,713
Financed payment - Acquisition of business | Amortized cost
Financial liabilities by category
Financial liabilities		2,826,611	$ 22,874,609
Private warrants | Fair value
Financial liabilities by category
Financial liabilities	1,686,643	$ 2,861,511
Convertible notes | Amortized cost
Financial liabilities by category
Financial liabilities	43,029,834
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	$ 1,109,812